Defined benefit pension plan	6 Months Ended
Jun. 30, 2021
Defined benefit pension plan

Note 12: Defined benefit pension plan

We operate a defined benefit pension plan under employment regulations in Korea. The plan services the employees located in Seoul and is a final waged-based pension plan, which provides a specified amount of pension benefit based on length of service. The total benefit obligation of $3.0 million and $2.8 million was included in other non-current liabilities as of June 31, 2021 and December 31, 2020, respectively, and the change in actuarial gains or losses, which is not significant, was included in other comprehensive income. The plan is unfunded.